S000001301 [Member] Annual Fund Operating Expenses - TWEEDY, BROWNE VALUE FUND	Mar. 31, 2025
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	July 31, 2026
TWEEDY BROWNE VALUE FUND
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.25%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.15%
Acquired Fund Fees and Expenses	0.01%	[1]
Expenses (as a percentage of Assets)	1.41%
Fee Waiver or Reimbursement	0.00%	[2]
Net Expenses (as a percentage of Assets)	1.41%

[1]	Acquired fund fees and expenses represent the expenses of the money market fund(s) in which the Fund’s cash balances are invested.
[2]	The Adviser has voluntarily agreed, through at least July 31, 2026, to waive a portion of the Fund’s investment advisory fees and/or to reimburse a portion of the Fund’s expenses to the extent necessary to keep the Fund’s expense ratio in line with that of the Tweedy, Browne International Value Fund. (For purposes of this calculation, the Fund’s acquired fund fees and expenses, brokerage costs, interest, taxes and extraordinary expenses are disregarded and the Fund’s expense ratio is rounded to two decimal points.) This arrangement may not be terminated prior to the close of business on July 31, 2026 without the approval of the Board of Directors of Tweedy, Browne Fund Inc.